JPMorgan National Municipal Income Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.6% (a)
Alabama — 1.2%
Black Belt Energy Gas District, Gas Project
Series 2024D, Rev., 5.00%, 12/5/2024 (b) (c)	1,590	1,730
Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	8,455	8,529
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2035	2,000	2,253
Series 2024, Rev., 5.00%, 10/1/2039	4,000	4,436
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000	1,018
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (b)	1,225	1,219
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	6,705	6,823
Total Alabama		26,008
Alaska — 0.1%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	10,385	1,393
Arizona — 3.2%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2024 A, Rev., 5.00%, 11/1/2029	1,500	1,621
Series 2022A, Rev., 5.00%, 11/1/2034	1,550	1,738
Series 2022A, Rev., 5.00%, 11/1/2035	1,875	2,092
Series 2022A, Rev., 5.00%, 11/1/2036	1,775	1,976
Series 2024 A, Rev., 5.00%, 11/1/2043	1,000	1,099
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,512
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,575
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,554
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,260
Series 2019A, Rev., 5.00%, 1/1/2029	660	554
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	3,083
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,444
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	3,583
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	3,730
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,487
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	1,919
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,541
Series 2019A, Rev., 5.00%, 1/1/2037	500	420
Series 2019A, Rev., 5.00%, 1/1/2038	500	420
Series 2019A, Rev., 4.25%, 1/1/2039	545	458
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	1,109
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,470
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	731
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,357
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (d)	4,000	4,029
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	1,650	1,658
Maricopa County Industrial Development Authority, Honorhealth Series 2019A, Rev., 5.00%, 9/1/2037	1,250	1,316
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,059

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Maricopa County Industrial Development Authority, Ottawa University, Rev., 5.13%, 10/1/2030 (d)	215	214
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (d)	940	969
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2024 A, GO, AGM, 5.00%, 7/1/2036	1,000	1,140
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.25%, 7/1/2025	1,000	1,005
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2033	3,000	3,183
Series 2017A, Rev., 5.00%, 1/1/2034	6,000	6,359
Series 2023 A, Rev., 5.00%, 1/1/2050	1,000	1,091
Series 2023B, Rev., 5.25%, 1/1/2053	2,200	2,454
Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.00%, 7/1/2026	1,570	1,623
Total Arizona		65,833
California — 5.3%
Alvord Unified School District, 2007 Election Series 2011B, GO, AGM, Zero Coupon, 8/1/2036	1,500	960
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	19,915	20,262
California County Tobacco Securitization Agency Series 2006 A, Rev., Zero Coupon, 6/1/2046	9,500	2,594
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2027	400	418
Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	10,000	1,960
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (d)	8,380	8,635
California Municipal Finance Authority, Community Medical Center
Series 2017A, Rev., 5.00%, 2/1/2028	900	928
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,290
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (d)	1,095	1,195
Rev., AMT, 5.00%, 7/1/2037 (d)	1,100	1,198
Rev., AMT, 5.00%, 11/21/2045 (d)	1,000	1,057
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.38%, 6/1/2059	3,500	3,467
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	10,249
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2015A, Rev., 5.00%, 6/1/2025 (e)	4,000	4,043
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	20,000	2,236
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	18,654
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	711
GO, Zero Coupon, 7/1/2036	1,150	711
GO, Zero Coupon, 7/1/2037	1,950	1,150
GO, Zero Coupon, 7/1/2041	1,250	615
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000	925
River Islands Public Financing Authority, Facilities District No. 2003 Series 2022A-1, AGM, 5.00%, 9/1/2042	1,000	1,097
San Diego County Regional Airport Authority Series 2021 B, Rev., AMT, 5.00%, 7/1/2051	5,180	5,395
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2042	2,000	2,076
Series C, GO, 4.00%, 9/1/2045	1,250	1,283
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	8,485

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Southern California Public Power Authority, Southern Transmission System Renewal Project Series 2023-1A, Rev., 5.25%, 7/1/2053	7,000	7,874
West Hills Community College District, GO, AGM, 4.00%, 8/1/2037	1,650	1,713
Total California		111,181
Colorado — 3.8%
Baseline Metropolitan District No. 1 Series 2024A, GO, AGC, 5.00%, 12/1/2030	1,500	1,640
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	817	685
City and County of Denver, Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	18,390	19,203
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750	9,497
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	5,000	5,656
Series 2022B, Rev., 5.00%, 11/15/2040	1,000	1,116
Series 2022B, Rev., 5.00%, 11/15/2041	1,220	1,353
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	6,000	6,704
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041	574	483
Colorado Bridge and Tunnel Enterprise Series 2024 A, Rev., AGM, 5.25%, 12/1/2049	1,615	1,802
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project, Rev., 5.00%, 12/1/2040 (d)	555	538
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225	1,295
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-2, Rev., 5.00%, 8/1/2030	2,055	2,218
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,072
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,143
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2037	2,605	2,661
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,470
Series 2019A, Rev., 5.00%, 12/1/2032	3,645	3,820
Series 2019A, Rev., 4.00%, 12/1/2037	2,540	2,477
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	594	602
Rev., 5.25%, 12/1/2032	1,905	1,978
Peak Metropolitan District No. 1
Series 2021A, GO, 4.00%, 12/1/2035 (d)	500	449
Series 2021A, GO, 5.00%, 12/1/2041 (d)	500	471
Series 2021A, GO, 5.00%, 12/1/2051 (d)	550	490
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.00%, 12/1/2040	746	750
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (d)	750	729
Series 2021A, GO, 5.00%, 12/1/2041 (d)	750	701
State of Colorado Series 2021A, COP, 4.00%, 12/15/2039	3,100	3,143
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,258
Verve Metropolitan District No. 1, GO, 5.75%, 12/1/2033	2,000	1,975
Total Colorado		78,379
Connecticut — 0.5%
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.00%, 8/15/2025	350	351

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Series 2013A, Rev., 5.00%, 8/15/2029	300	300
Stamford Housing Authority, The Dogwoods Project, Rev., BAN, 11.00%, 12/1/2027 (d)	7,150	6,995
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series 2024 B, Rev., 5.00%, 7/1/2025 (c)	2,500	2,526
Total Connecticut		10,172
Delaware — 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project, Rev., 5.00%, 9/1/2040	1,550	1,615
District of Columbia — 1.4%
District of Columbia
Series 2015A, GO, 5.00%, 6/1/2031	5,000	5,045
Series 2015A, GO, 5.00%, 6/1/2036	7,275	7,332
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2032	5,750	6,020
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2024 A, Rev., 4.38%, 7/15/2059	10,690	10,895
Total District of Columbia		29,292
Florida — 2.3%
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (d)	1,445	1,127
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project, Rev., 4.00%, 11/1/2045	6,500	6,171
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049	2,500	2,845
County of Miami-Dade, Rev., Zero Coupon, 10/1/2040	5,000	2,628
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,495
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	2,000	2,087
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project, Rev., 5.25%, 6/15/2029 (d)	1,000	1,014
Florida Housing Finance Corp., Homeowner Mortgage
Series 2022 1, Rev., GNMA / FNMA / FHLMC, 3.50%, 7/1/2052	1,340	1,333
Series 2024 5, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	3,250	3,610
Hillsborough County Industrial Development Authority, Baycare Health System
Series 2024C, Rev., 5.00%, 11/15/2029	3,075	3,373
Series 2024C, Rev., 5.00%, 11/15/2034	1,000	1,164
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	6,725	7,353
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	745	802
Okaloosa County School Board, COP, AGC, 5.00%, 10/1/2049	3,250	3,505
State of Florida Department of Transportation Series 2023, Rev., 5.00%, 7/1/2039	4,735	5,313
Village Community Development District No. 15, 4.85%, 5/1/2038 (d)	1,000	1,044
Total Florida		48,864
Georgia — 4.5%
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (b)	2,000	2,057
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2039	1,415	1,611
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	5,500	5,755
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2042	1,100	1,190
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project
Rev., RAN, 5.00%, 10/15/2030	2,105	2,323
Rev., RAN, 5.00%, 10/15/2034	1,880	2,151
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 3.63%, 1/1/2031 (d)	1,170	1,111
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 3.00%, 6/15/2032	1,175	1,112

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Rev., 4.00%, 6/15/2037	1,500	1,516
Rev., 4.00%, 6/15/2039	1,785	1,789
Georgia Ports Authority Series 2022, Rev., 4.00%, 7/1/2040	4,000	4,088
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2039	2,000	2,076
Henry County, Water and Sewerage Authority, Rev., AGM - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000	5,398
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,500	2,535
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	28,490	30,208
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	9,430	10,063
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,175	1,251
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	4,750	5,114
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	10,690	11,555
Municipal Electric Authority of Georgia Project
Series 2024A, Rev., 5.00%, 1/1/2028	375	398
Series 2024A, Rev., 5.00%, 1/1/2029	1,100	1,187
Total Georgia		94,488
Idaho — 0.4%
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	2,550	2,581
Series 2015A, Rev., 5.00%, 7/15/2026	4,800	4,967
Total Idaho		7,548
Illinois — 8.3%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2029	3,315	3,509
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,455	1,556
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,000	1,116
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024D, Rev., 5.00%, 1/1/2026	1,000	1,023
Series 2024D, Rev., 5.00%, 1/1/2031	2,000	2,228
Series 2024 B, Rev., 5.00%, 1/1/2048	2,000	2,164
Series 2024 B, Rev., 5.50%, 1/1/2059	3,000	3,342
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 12/23/2024	1,000	1,001
Series 2023B, Rev., AGM, 5.00%, 11/1/2039	3,160	3,476
City of Springfield, Electric System, Senior Lien, Rev., AGM, 3.50%, 3/1/2025	3,500	3,502
Cook County Community Consolidated School District No. 15 Palatine, GO, 4.00%, 12/1/2041	750	761
County of Cook, Sales Tax, Rev., 5.00%, 11/15/2031	3,600	3,809
DuPage and Cook Counties, Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060	1,062
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c) (d)	2,750	2,780
Illinois Finance Authority, University of Chicago Series 2024 A, Rev., 5.00%, 4/1/2031	7,100	7,973
Illinois Housing Development Authority Series 2024 E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	3,320	3,681
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030	1,039
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.50%, 1/1/2030	18,250	20,005
Series 2018C, Rev., 5.50%, 1/1/2032	22,820	24,924
Series 2018C, Rev., 5.25%, 1/1/2034	13,520	14,596

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2018C, Rev., 5.25%, 1/1/2035	9,000	9,693
State of Illinois
GO, 5.00%, 2/1/2026	4,900	5,005
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,359
Series 2022B, GO, 5.00%, 10/1/2032	18,000	20,114
Series 2022A, GO, 5.00%, 3/1/2034	5,765	6,367
Series 2022A, GO, 5.00%, 3/1/2035	12,000	13,215
Series 2019C, GO, 4.00%, 11/1/2042	5,880	5,773
Series 2023B, GO, 5.50%, 5/1/2047	1,125	1,227
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1, Rev., AGM, 4.00%, 3/1/2028	995	1,015
Will County Community Unit School District No. 365-U Valley View, GO, 3.00%, 7/1/2036	1,700	1,638
Total Illinois		172,953
Indiana — 1.4%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	750	651
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (d)	4,560	4,039
City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025	11,600	11,558
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (d)	1,550	1,304
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400	426
Series 2023A, Rev., 5.00%, 6/1/2053	210	217
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 4.00%, 11/1/2036	230	226
Series 2019A, Rev., 4.00%, 11/1/2037	335	329
Series 2019A, Rev., 4.00%, 11/1/2038	340	334
Series 2019A, Rev., 4.00%, 11/1/2039	355	347
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (d)	1,875	1,668
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	5,000	5,098
Whitley County Multi School Building Corp., Ad Valorem Property Tax, Rev., 5.00%, 7/15/2038	3,200	3,437
Total Indiana		29,634
Iowa — 0.5%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 4.00%, 9/1/2025	115	114
Rev., 5.00%, 9/1/2026	85	84
Rev., 5.00%, 9/1/2028	200	196
Rev., 5.00%, 9/1/2030	110	106
Rev., 5.00%, 9/1/2031	100	96
Rev., 5.00%, 9/1/2036	440	402
Iowa Finance Authority, Single Family Mortgage Series 2024G, Rev., GNMA / FHLMC, 6.25%, 7/1/2054	7,000	7,795
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	3,500	542
Total Iowa		9,335
Kansas — 0.2%
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965	3,019
Wyandotte County Unified School District No. 203 Piper Series 2018A, GO, 5.00%, 9/1/2039	1,240	1,314
Total Kansas		4,333

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — 2.9%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,220	5,225
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025	9,277
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440	5,977
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (d)	15,000	15,006
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2028	2,885	3,034
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,340
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,071
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,758
Series 2017A, Rev., 5.00%, 6/1/2037	2,795	2,852
Kentucky Public Energy Authority, Gas Supply Series 2024B, Rev., 5.00%, 8/1/2032 (b)	12,000	12,908
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2030	1,400	1,557
University of Kentucky, Healthcare Cancer Center Parking Projects, Rev., 5.00%, 10/1/2031	765	860
Total Kentucky		60,865
Louisiana — 0.1%
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (d)	385	374
Series 2021A, Rev., 5.00%, 6/1/2042 (d)	440	409
Series 2021A, Rev., 5.00%, 6/1/2051 (d)	705	621
Total Louisiana		1,404
Maryland — 1.6%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,131
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,005
Rev., 4.00%, 7/1/2036	1,000	1,004
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,235
Maryland Stadium Authority, Build to Learn Series 2024, Rev., 5.25%, 6/1/2051	3,500	3,910
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	13,035	13,241
Rev., GTD, 4.00%, 6/1/2048	10,870	10,974
Total Maryland		33,500
Massachusetts — 1.3%
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,102
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	13,125	13,165
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,280
Massachusetts Bay Transportation Authority, Sales Tax Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,592
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2023G, Rev., 4.38%, 7/1/2052	1,200	1,194
Total Massachusetts		27,333
Michigan — 1.0%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	475	510
Michigan Finance Authority, Henry Ford Health System, Rev., 4.00%, 11/15/2036	1,900	1,903

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Trinity Health Credit Group
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,710
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	1,008
Michigan State Housing Development Authority, Single Family Mortgage Series 2024D, Rev., 6.25%, 6/1/2055	4,000	4,439
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	1,125	1,127
State of Michigan Trunk Line Series 2020B, Rev., 4.00%, 11/15/2039	5,280	5,427
West Ottawa Public Schools, Unlimited Tax, GO, AGM, 4.00%, 11/1/2039	1,055	1,079
Total Michigan		20,203
Minnesota — 0.5%
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	6,194
Series 2018A, Rev., 4.00%, 11/15/2038	750	741
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	1,014
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,250	2,546
Total Minnesota		10,495
Mississippi — 1.6%
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (e)	5,030	5,152
Series 2018A, GO, 5.00%, 11/1/2026 (e)	7,595	7,920
Series 2018A, GO, 4.00%, 11/1/2038	21,155	21,273
Total Mississippi		34,345
Missouri — 0.6%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,518
Series 2016B, Rev., 5.00%, 2/1/2035	1,000	1,012
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,017
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2028	1,355	1,388
Rev., 5.00%, 9/1/2031	100	103
Kansas City Industrial Development Authority, Airport Terminal Modernization Project Series 2019 B, Rev., AMT, 5.00%, 3/1/2039	4,710	4,883
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2034	1,800	1,885
Total Missouri		11,806
Montana — 0.2%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (d)	2,000	1,754
Montana Board of Housing, Single Family Mortgage Series 2024B, Rev., GNMA / FNMA / FHLMC, 5.75%, 6/1/2055	3,100	3,385
Total Montana		5,139
Nebraska — 0.8%
Douglas County School District No. 001, Omaha Public, GO, 4.00%, 12/15/2041	10,000	10,116
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2034	2,000	1,989
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FHLMC / FNMA, 6.00%, 9/1/2054	1,000	1,121

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — continued
Omaha Public Power District, Electric System
Series 2024C, Rev., 5.00%, 2/1/2040 (c)	1,300	1,475
Series 2024C, Rev., 5.00%, 2/1/2043 (c)	2,250	2,521
Total Nebraska		17,222
Nevada — 0.5%
City of North Las Vegas, Water and wastewater Reclamation System Limited Tax Series 2024B, GO, 5.00%, 6/1/2036 (c)	1,000	1,151
Clark County School District, Limited Tax Series 2020A, GO, AGM, 4.00%, 6/15/2039	1,065	1,084
Clark County Water Reclamation District Series 2023, GO, 5.00%, 7/1/2041	5,000	5,581
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2035	1,360	1,554
Total Nevada		9,370
New Hampshire — 0.3%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (d)	1,800	1,801
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 5.25%, 6/1/2051	4,000	4,351
Total New Hampshire		6,152
New Jersey — 2.5%
New Jersey Economic Development Authority, School Facilities Construction
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000	1,082
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255	1,306
New Jersey Economic Development Authority, Transit Transportation Project Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,288
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018A, Rev., 5.00%, 6/15/2030	9,585	9,845
Series A, Rev., 5.00%, 6/15/2031	11,500	11,802
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,144
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750	2,799
Series 2022A, Rev., 4.00%, 6/15/2042	3,000	3,014
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	6,300	6,446
Series 2018 A, Rev., 5.00%, 6/1/2027	8,005	8,334
Series 2018A, Rev., 4.00%, 6/1/2037	1,450	1,453
Township of North Brunswick, General Improvement, GO, 4.00%, 7/1/2039	1,540	1,592
Total New Jersey		53,105
New Mexico — 0.1%
Albuquerque Municipal School District No. 12, School Building, GO, 5.00%, 8/1/2035	1,980	2,102
County of Bernalillo Gross Receipts Tax Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	510	531
Total New Mexico		2,633
New York — 16.9%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	355
City of New York, Fiscal Year 2018 Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	6,462
City of New York, Fiscal Year 2025 Series 2025, Subseries C-1, GO, 5.25%, 9/1/2046	6,225	7,037
Empire State Development Corp., State Sales Tax
Series 2019A, Rev., 5.00%, 3/15/2039	13,555	14,621
Series 2019 A, Rev., 4.00%, 3/15/2042	10,080	10,122
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	9,240	9,134

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	9,250	9,089
Series 2018, Rev., 5.00%, 9/1/2034	5,000	5,348
Series 2018, Rev., 5.00%, 9/1/2035	3,000	3,203
Series 2024A, Rev., 5.00%, 9/1/2049	2,000	2,196
Metropolitan Transportation Authority Series 2024B, Rev., 5.00%, 11/15/2042	2,000	2,202
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (d)	250	259
Series 2022A, Rev., 5.63%, 7/1/2042 (d)	1,385	1,428
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000	5,242
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000	10,251
Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000	5,041
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	5,000	5,614
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series 2019 S-2A, Rev., 4.00%, 7/15/2037	5,000	5,078
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2033	6,500	6,781
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series 2017 E1, Rev., 5.00%, 2/1/2035	3,000	3,110
Series B, Rev., 5.00%, 8/1/2036	6,445	6,600
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	2,100	2,216
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 4.00%, 11/1/2038	3,770	3,835
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021-A, Rev., 4.00%, 11/1/2038	10,575	10,893
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750	7,758
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,113
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	2,000	2,012
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025 D, Rev., 5.00%, 5/1/2044	1,500	1,683
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2046	4,500	4,983
Series 2025 D, Rev., 5.25%, 5/1/2048	3,000	3,379
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,483
Series B, Rev., Zero Coupon, 11/15/2033	2,150	1,527
Series B, Rev., AGM - CR, Zero Coupon, 11/15/2049	9,315	3,072
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., AGM - CR, 3.00%, 2/15/2042	3,345	2,955
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000	1,602
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,297
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.00%, 11/15/2053	3,000	3,274
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	3,250	3,569
New York State Dormitory Authority
Series 2024A, Rev., AGM, 5.00%, 10/1/2038	2,000	2,242
Series 2024A, Rev., AGM, 5.00%, 10/1/2039	1,000	1,115
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2022A, Rev., 5.00%, 5/1/2052	1,000	1,065

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2024A, Rev., 5.25%, 5/1/2054	1,000	1,106
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2030	500	545
Series 2024 A, Rev., 5.25%, 5/1/2037	875	983
Series 2024 A, Rev., 5.25%, 5/1/2038	900	1,009
Series 2024 A, Rev., 5.50%, 5/1/2049	1,275	1,403
New York State Dormitory Authority, Personal Income Tax Series 2019D, Rev., 4.00%, 2/15/2047	1,500	1,489
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021 E, Rev., 4.00%, 3/15/2042	7,000	7,052
Series 2020A, Rev., 4.00%, 3/15/2047	18,070	17,961
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2036	8,020	8,492
Series 2018E, Rev., 5.00%, 3/15/2038	2,000	2,129
New York State Dormitory Authority, White Plains Hospital Series 2024, Rev., 5.25%, 10/1/2049	1,000	1,076
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,823
New York State Thruway Authority Series O, Rev., 4.00%, 1/1/2043	3,900	3,927
New York State Thruway Authority, Personal Income Tax Series 2022 A, Rev., 5.00%, 3/15/2042	12,000	13,240
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	5,000	5,005
Rev., AMT, 5.00%, 1/1/2029	1,400	1,455
Series 2018, Rev., AMT, 5.00%, 1/1/2030	6,230	6,459
Series 2018, Rev., AMT, 5.00%, 1/1/2031	3,500	3,620
Rev., AMT, 5.00%, 1/1/2034	9,885	10,183
Rev., AMT, 5.00%, 10/1/2035	3,920	4,114
Rev., AMT, 5.00%, 10/1/2040	5,350	5,562
Rev., AMT, 4.38%, 10/1/2045	1,690	1,645
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2042	1,750	1,912
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2043	2,250	2,452
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2044	2,250	2,446
Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	1,500	1,556
Port Authority of New York and New Jersey, Consolidated
Series 223, Rev., AMT, 4.00%, 7/15/2039	2,975	2,977
Series 245, Rev., 5.00%, 9/1/2049	3,250	3,580
Series 93, Rev., 6.13%, 6/1/2094	12,000	12,015
Sherburne Earlville Central School District, GO, BAN, 4.50%, 7/18/2025	1,500	1,512
Triborough Bridge and Tunnel Authority
Series 2018D, Rev., 4.00%, 11/15/2038	4,000	4,103
Series 2024B, Subseries B-1, Rev., 5.25%, 5/15/2054	2,500	2,779
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,721
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024C, Rev., 5.00%, 11/15/2035	3,500	4,123
Utility Debt Securitization Authority, Rev., 5.00%, 12/15/2037	5,250	5,330

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (d)	10,450	10,718
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.00%, 7/1/2040	1,000	890
Total New York		351,638
North Carolina — 1.5%
City of Asheville Water System Series 2024, Rev., 5.00%, 8/1/2041	1,495	1,698
County of Buncombe
Series 2024B, Rev., 5.00%, 6/1/2041	1,250	1,415
Series 2024B, Rev., 5.00%, 6/1/2042	1,500	1,691
County of Cabarrus, Limited Obligation
Series 2024B, Rev., 5.00%, 8/1/2036	1,000	1,168
Series 2024B, Rev., 5.00%, 8/1/2041	1,100	1,242
North Carolina Housing Finance Agency, Homeownership Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	4,000	3,983
State of North Carolina, Rev., 5.00%, 3/1/2033	15,345	16,531
Town of Fuquay-Varina Combined Utilities
Series 2024B, Rev., 5.00%, 2/1/2034	1,125	1,312
Series 2024B, Rev., 5.00%, 2/1/2036	1,210	1,401
Series 2024B, Rev., 5.00%, 2/1/2038	1,330	1,527
Total North Carolina		31,968
Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2038	4,000	3,974
Series 2020B-2, Rev., 5.00%, 6/1/2055	6,500	5,951
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	20,400	1,966
Dublin City School District, Ohio School Facilities Unlimited Tax
Series 2024B, GO, 5.00%, 12/1/2038 (c)	615	701
Series 2024B, GO, 5.00%, 12/1/2041 (c)	745	838
Series 2024B, GO, 5.00%, 12/1/2044 (c)	700	776
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	9,105	9,343
Ohio Housing Finance Agency, Mortgage- Backed Securities Program Series 2023 B, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 3/1/2055	1,000	1,100
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024 D, Rev., 5.00%, 12/1/2042	1,500	1,712
Ohio Water Development Authority, Drinking Water Assistance
Series 2024 A, Rev., 5.00%, 12/1/2041	2,500	2,849
Series 2024 A, Rev., 5.00%, 12/1/2043	1,750	1,979
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2019A, Rev., 5.00%, 6/1/2029	16,390	17,903
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2041	875	973
Series 2024B, Rev., 5.00%, 12/1/2042	1,000	1,107
Series 2024B, Rev., 5.00%, 12/1/2044	900	988
State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2038	1,700	1,712
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049	8,500	9,367
Total Ohio		63,239

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2025	800	800
University of Oklahoma (The) Series 2024A, Rev., 5.00%, 7/1/2043	2,000	2,222
Total Oklahoma		3,022
Oregon — 0.3%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	7,000	4,480
Multnomah County School District No. 40
Series A, GO, Zero Coupon, 6/15/2034	1,250	900
Series A, GO, Zero Coupon, 6/15/2036	1,000	647
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2047	1,000	1,003
Total Oregon		7,030
Pennsylvania — 4.2%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	7,416
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,260
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	3,975
Allegheny County Sanitary Authority, Sewer Series 2024, Rev., 5.00%, 12/1/2026	1,350	1,409
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	1,875	1,890
Rev., 5.00%, 6/1/2026	1,120	1,151
Rev., 5.00%, 6/1/2028	2,620	2,793
Rev., 5.00%, 6/1/2029	1,120	1,192
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	14,000	14,221
County of Delaware Series 2024, GO, 5.00%, 8/1/2042	1,475	1,629
Erie City Water Authority Series 2019B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,354
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Series 2015, Rev., 5.00%, 11/1/2028	1,215	1,220
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,954
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	290
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	12,050	12,385
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group Series 2024A-1, Rev., 5.25%, 8/15/2053	5,910	6,427
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, AGM, 5.00%, 12/31/2057	5,645	5,865
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 5.50%, 11/1/2054 (c)	2,000	2,221
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2024 -147A, Rev., 6.25%, 10/1/2054 (c)	1,000	1,118
Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,109
Pennsylvania Turnpike Commission, Subordinate
Series 2021B, Rev., 4.00%, 12/1/2038	1,500	1,536
Series 2021B, Rev., 4.00%, 12/1/2039	2,250	2,294
Series 2023, Rev., 5.00%, 12/1/2040	1,000	1,121
Philadelphia Authority for Industrial Development, Holy Family University Project Series 2023, Rev., 5.50%, 9/1/2037	2,135	2,371
Philadelphia Gas Works Co., 1998 General Ordinance Series 17B, Rev., 5.00%, 8/1/2029	1,500	1,634

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
School District of the City of Erie (The), Limited Tax Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,180
Wilkes-Barre Area School District, GO, 3.75%, 4/15/2044	1,500	1,475
Total Pennsylvania		87,490
Puerto Rico — 1.3%
Puerto Rico Public Finance Corp. Series 2001E, Rev., AGC - ICC, AGM - CR, 6.00%, 8/1/2026 (e)	10,000	10,470
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2027	5,000	4,540
Series A-1, Rev., 5.00%, 7/1/2058	12,391	12,441
Total Puerto Rico		27,451
Rhode Island — 0.3%
Rhode Island Housing and Mortgage Finance Corp., Homeowenership Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2044	705	751
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	5,000	5,010
Total Rhode Island		5,761
South Carolina — 0.1%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024 A, Rev., 5.50%, 11/1/2054	1,000	1,118
Tennessee — 5.5%
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital, Rev., 4.00%, 11/15/2043	6,145	5,969
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2024A, Rev., 5.00%, 7/1/2029	4,225	4,596
Metropolitan Government of Nashville and Davidson County, GO, 4.00%, 7/1/2036	15,290	15,454
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2041	1,875	2,074
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000	2,204
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	9,470	10,171
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2049	1,680	1,768
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000	5,144
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (b)	3,605	3,841
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	1,696
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	2,939
Series 2019A, Rev., 5.75%, 10/1/2059	1,240	845
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,300	10,456
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (b)	33,150	33,286
Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	14,065	14,642
Total Tennessee		115,085
Texas — 6.7%
Austin Independent School District, Unlimited Tax Series 2023, GO, 5.00%, 8/1/2040	3,000	3,341
Barbers Hill Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2042	4,525	4,966
Central Texas Regional Mobility Authority, Senior Lien Series 2021B, Rev., 4.00%, 1/1/2041	1,000	1,002
Central Texas Turnpike System, First Tier
Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	2,000	2,156

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2024 A, Rev., 5.00%, 8/15/2032	1,000	1,128
Central Texas Turnpike System, Second Tier
Series 2024 C, Rev., 5.00%, 8/15/2032	3,000	3,376
Series 2024 C, Rev., 5.00%, 8/15/2034	2,040	2,339
City of Dallas Housing Finance Corp., Rosemont At Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (b)	1,375	1,397
City of Garland Electric Utility System
Rev., 5.00%, 11/15/2039 (c)	1,000	1,144
Rev., 5.00%, 11/15/2041 (c)	1,000	1,131
City of Houston Airport System, United Airlines, Inc. Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2034	4,640	4,966
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (e)	2,000	2,424
City of Mesquite, Combination tax, GO, 4.13%, 2/15/2040	1,665	1,691
City of San Antonio Electric and Gas Systems Series 2024 B, Rev., 5.00%, 2/1/2039	2,000	2,262
Clifton Higher Education Finance Corp., Idea Public Schools Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860	1,888
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,520	1,539
Coastal Water Authority, City of Houston Projects, Rev., 5.00%, 12/15/2025	5,115	5,122
County of Harris Toll Road, First Lien Series 2024 A, Rev., 5.00%, 8/15/2040	1,500	1,694
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	2,038
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (e)	9,905	10,111
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865	2,890
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	3,000	3,248
Katy Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2036 (c)	2,140	2,470
Lamar Consolidated Independent School District, Unlimited Tax Series 2023 A, GO, PSF-GTD, 5.00%, 2/15/2053	5,000	5,392
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	1,000	989
Lower Colorado River Authority Series 2024, Rev., 5.00%, 5/15/2039	4,750	5,268
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,200	1,192
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project, Rev., 4.00%, 1/1/2037	525	449
North Texas Tollway Authority, First Tier Series 2020A, Rev., 4.00%, 1/2/2038	5,000	5,084
North Texas Tollway Authority, Second Tier
Series 2024B, Rev., 5.00%, 1/1/2030	1,500	1,652
Series B, Rev., 5.00%, 1/1/2030	1,100	1,119
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2028	2,015	2,042
San Antonio Education Facilities Corp., Trinity University Project Series 2024 A, Rev., 5.00%, 6/1/2034	1,750	2,010
Sheldon Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2046 (c)	1,000	1,091
State of Texas, Transportation Commission Mobility Fund Series 2024, GO, 5.00%, 10/1/2027	2,250	2,396
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020B-1, Rev., 4.00%, 11/15/2027	7,305	7,152
Series 2020A, Rev., 6.25%, 11/15/2031	500	497
Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,499
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2040	6,000	6,841
Texas Municipal Gas Acquisition and Supply Corp. IV Gas supply Series 2023B, Rev., 5.50%, 1/1/2034 (b)	6,135	6,906
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	9,000	9,769
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	3,000	3,255
Texas Water Development Board, State Water Implementation Fund Series 2018 B, Rev., 5.00%, 4/15/2030	7,000	7,549
Trinity River Authority of Texas, Livingston Regional Water Supply System Project Series 2023, Rev., 5.00%, 8/1/2038	1,220	1,356
Total Texas		138,831

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — 2.2%
Canyons School District Local Building Authority Series 2024 B, Rev., 5.00%, 6/15/2040 (c)	2,955	3,358
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 0.65%, 12/2/2024 (b)	35,000	35,000
Utah Housing Corp. Series 2024 I, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	2,100	2,377
Utah Infrastructure Agency, Clearfield City Project, Rev., 4.00%, 10/15/2040	915	920
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2025	745	752
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,035
Rev., 4.00%, 10/15/2038	1,560	1,587
Total Utah		45,029
Virginia — 1.1%
James City County Economic Development Authority Series 2024, Rev., 5.00%, 6/15/2040 (c)	1,455	1,656
Lynchburg Economic Development Authority, Centra Health Obligated Group, Rev., 4.00%, 1/1/2037	1,590	1,618
Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL - RE, 5.25%, 1/1/2026	1,120	1,136
Virginia Public School Authority
Series 2023, Rev., 5.00%, 8/1/2041	4,880	5,495
Series 2023, Rev., 5.00%, 8/1/2042	6,450	7,230
Series 2023, Rev., 5.00%, 8/1/2043	2,795	3,117
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project, Rev., AMT, 4.00%, 1/1/2032	3,000	3,037
Total Virginia		23,289
Washington — 1.2%
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670	1,711
County of Snohomish, Limited Tax, GO, 4.00%, 12/1/2039	1,470	1,517
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	4,000	4,524
State of Washington, Various Purpose
Series 2018A, GO, 5.00%, 8/1/2040	10,000	10,385
Series 2023C, GO, 5.00%, 6/1/2041	2,330	2,617
Tacoma Metropolitan Park District, Unlimited Tax, GO, 5.00%, 12/1/2036	600	629
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020A, Rev., 5.00%, 1/1/2032 (d)	1,920	1,965
Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	2,011
Total Washington		25,359
Wisconsin — 1.2%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (d)	1,035	938
Public Finance Authority, Cone Health Series 2022A, Rev., 5.00%, 10/1/2052	6,530	6,957
Public Finance Authority, The Carmelite System, Inc., Obligated Group, Rev., 3.25%, 1/1/2028	1,190	1,168
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	13,033
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055 (c)	1,000	1,105
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990	1,079
Total Wisconsin		24,280

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wyoming — 0.8%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	18,570	17,451
Total Municipal Bonds (Cost $1,919,212)		1,952,641
	SHARES (000)
Short-Term Investments — 6.6%
Investment Companies — 6.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (f) (g) (Cost $137,263)	137,254	137,268
Total Investments — 100.2% (Cost $2,056,475)		2,089,909
Liabilities in Excess of Other Assets — (0.2)%		(4,023)
NET ASSETS — 100.0%		2,085,886

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Security is prerefunded or escrowed to maturity.

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2024.
Futures contracts outstanding as of November 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	2,394	03/31/2025	USD	257,673	1,962
Short Contracts
U.S. Treasury Ultra Bond	(262)	03/20/2025	USD	(33,364)	(1,222)
U.S. Treasury 2 Year Note	(1,238)	03/31/2025	USD	(255,183)	(621)
(1,843)
119

Abbreviations
USD	United States Dollar

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,952,641	$—	$1,952,641
Short-Term Investments
Investment Companies	137,268	—	—	137,268
Total Investments in Securities	$137,268	$1,952,641	$—	$2,089,909

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$1,962	$—	$—	$1,962
Depreciation in Other Financial Instruments
Futures Contracts	(1,843)	—	—	(1,843)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$119	$—	$—	$119
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (a) (b)	$25,576	$804,446	$692,764	$8	$2	$137,268	137,254	$2,800	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.